CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 22,638	¥ 157,600	¥ 211,436
Restricted cash			30,072
Short term investments, available for sale	8,257	57,487	47,208
Short term investments, held to maturity	4,453	31,000	70,000
Accounts receivable, net	2,577	17,939	18,132
Amounts due from a related party	333	2,318	1,105
Prepaid and other current assets, net	19,147	133,296	134,770
Loan receivable, current			42,677
Total current assets	57,405	399,640	555,400
Non-current assets:
Property and equipment, net	22,618	157,463	165,933
Land use rights, net	253	1,759	1,804
Intangible assets, net	8,131	56,607	92,412
Goodwill	8,669	60,353	73,166
Deferred tax assets, net	1,464	10,195	10,240
Operating lease right-of-use asset	36,968	257,361
Finance lease right-of-use asset	926	6,450
Other non-current assets, net	10,194	70,971	11,264
Total non-current assets	89,223	621,159	354,819
Total assets	146,628	1,020,799	910,219
Current liabilities:
Deferred revenue (including consolidated VIE amount without recourse to the Company of RMB 116,753 and RMB 157,663 as of December 31, 2018 and 2019, respectively)	23,717	165,111	124,250
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB 8,996 and RMB 8,686 as of December 31, 2018 and 2019, respectively)	2,113	14,718	13,583
Accrued and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 192,302 and RMB 149,197 as of December 31, 2018 and 2019, respectively)	27,717	192,957	256,325
Borrowing from third party, current			41,179
Income taxes payable, current (including consolidated VIE amount without recourse to the Company of RMB 206,871 and RMB 180,472 as of December 31, 2018 and 2019, respectively)	25,958	180,715	207,114
Amounts due to related parties (including consolidated VIE amount without recourse to the Company of RMB 2,417 and RMB 1,971 as of December 31, 2018 and 2019, respectively)	283	1,971	2,696
Operating lease liability, current (including consolidated VIE amount without recourse to the Company of RMB nil and RMB 29,341 as of December 31, 2018 and 2019, respectively)	7,687	53,512
Total current liabilities	87,475	608,984	645,147
Non-current liabilities:
Consideration payable for acquisitions	0		1,322
Other non-current liabilities			979
Income taxes payable, non-current (including consolidated VIE amount without recourse to the Company of RMB nil and RMB 32,152 as of December 31, 2018 and 2019, respectively)	4,618	32,152
Operating lease liability, non-current (including consolidated VIE amount without recourse to the Company of RMB nil and RMB 88,293 as of December 31, 2018 and 2019, respectively)	31,036	216,067
Total non-current liabilities	35,654	248,219	2,301
Total liabilities	123,129	857,203	647,448
EQUITY
Additional paid-in capital	504,000	3,508,745	3,507,123
Statutory reserve	2,899	20,185	20,149
Accumulated deficit	(484,331)	(3,371,815)	(3,271,838)
Accumulated other comprehensive income	911	6,341	8,305
Total Ambow Education Holding Ltd.'s equity	23,597	164,276	264,557
Non-controlling interests	(98)	(680)	(1,786)
Total equity	23,499	163,596	262,771
Total liabilities and equity	146,628	1,020,799	910,219
Class A Ordinary Shares [Member]
EQUITY
Ordinary shares	105	730	728
Total equity		730	728
Class C Ordinary Shares [Member]
EQUITY
Ordinary shares	$ 13	90	90
Total equity		¥ 90	¥ 90